SUBSEQUENT EVENTS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2012 Subsequent Event [Member] January 31, 2013 [Member]	Dec. 31, 2012 Subsequent Event [Member] March 22 2013 [Member]	Dec. 31, 2012 Subsequent Event [Member] March 22 2013 [Member] Minimum [Member]	Dec. 31, 2012 Subsequent Event [Member] March 22 2013 [Member] Maximum [Member]	Dec. 31, 2012 Subsequent Event [Member] Between March 22, 2013 and March 27, 2013 [Member]
Common stock issued (in shares)		104,095	25,069			557,256
Common stock issued	$ 650,000	$ 200,000				$ 1,000,000
Stock Issued During Period New Issues, Price Per Share		$ 2.20		$ 1.773	$ 2.20	$ 1.773
Placement Agent and Finders Fees Incurred						$ 37,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						18,410
Warrant or Right Exercise Price of Warrants or Rights						$ 3.00